INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in gross carrying amount of intangible assets				$ 3,600	$ (104,700)
Minimum | Measurement Input, Perpetual Growth Rate
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)				2.00%
Minimum | Measurement Input, Discount Rate
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)				13.00%
Maximum | Measurement Input, Perpetual Growth Rate
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)				3.00%
Maximum | Measurement Input, Discount Rate
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible asset impairment, measurement input (in percent)				18.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Encanto Green Cross Dispensary
Acquired Finite-Lived Intangible Assets [Line Items]
Write down of remaining assets					200
California Reporting Unit
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 2,300
Goodwill and indefinite-lived intangible asset impairment		$ 9,900
Florida Reporting Unit
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and indefinite-lived intangible asset impairment		79,400
New York Reporting Unit
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and indefinite-lived intangible asset impairment		$ 40,000
Massachusetts Reporting Unit
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill and indefinite-lived intangible asset impairment			$ 21,500
Capitalized Amortization
Acquired Finite-Lived Intangible Assets [Line Items]
Ending inventory				$ 200	$ 1,000